DEFERRED TAX ASSETS AND LIABILITIES (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deferred Tax Assets And Liabilities
[custom:TaxLossesIn2023]
[custom:TaxLossesIn2024]			1,462
[custom:TaxLossesIn2025]	202	1,411	1,411
[custom:TaxLossesIn2026]	71	499	499
[custom:TaxLossesIn2027]	118	828	828
[custom:TaxLossesIn2028]	63	440	440
[custom:TaxLossesIn2029]	116	811
[custom:TaxLosses]	$ 570	¥ 3,989	¥ 4,640